Award Timing Disclosure	12 Months Ended
Sep. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants
Grants of PSUs are made in the fiscal second quarter; however, the performance goals for the PSUs are set in the fiscal first quarter. Grants of RSUs are generally made once a year during the fiscal second quarter, but may also be made in connection with new hires, promotions, other increases in responsibilities or in special situations. The Committee anticipates continuing to follow this grant schedule and practice for future grants. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Grants of PSUs are made in the fiscal second quarter; however, the performance goals for the PSUs are set in the fiscal first quarter. Grants of RSUs are generally made once a year during the fiscal second quarter, but may also be made in connection with new hires, promotions, other increases in responsibilities or in special situations. The Committee anticipates continuing to follow this grant schedule and practice for future grants.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false